Note 6 - Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Fair Value Disclosures [Text Block]

Note 5.         Fair Value Measurements

The Company defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

•	Level 1—Quoted prices in active markets for identical assets or liabilities;
•

Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following table presents the fair value hierarchy for the Company’s financial instruments measured at fair value on a recurring basis as of  September 30, 2023 and December 31, 2022:

	September 30, 2023
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$809,997	$-	$-	$809,997

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$58,242	$-	$-	$58,242

As discussed in Note 2 above, in connection with its sale of GMI, the Company received contingent consideration that requires to GMDC to make annual payments equal to five percent (5%) of the purchaser’s GAAP based revenue through December 31, 2029, up to a cumulative maximum of $4,000,000, attributable to the purchaser’s blockchain-enabled digital supply chain management platform and associated technologies. The fair value of the contingent consideration was estimated based on GMDC’s forecast of revenue, the estimated after-tax payments to the Company, and the present value of the after-tax payments based on discount rate that reflects the risk of achieving the timing and amounts of forecasted payments. The significant inputs utilized in estimating the fair value of contingent consideration include the forecast of revenues, the income tax rate of 27.0 percent, and the discount rate of 40.75 percent. On August 9, 2023, the Company and GMDC agreed to terminate all rights and obligations with respect to the calculation and payment of future contingent payments from GMDC to the Company in exchange for the payment of $1,000,000 cash by GMDC to the Company, resulting in a gain of $318,000.

The following table is a roll-forward of the Level 3 fair value measurements, which are not considered financial instruments.

Fair value of contingent consideration:
December 31, 2022	$-
Additions	682,000
March 31, 2023	682,000
Additions	-
June 30, 2023	682,000
Settlements	(682,000)
September 30, 2023	$-

There were no unrealized gains or losses recognized in income for the three- or nine-month periods ended September 30, 2023.

Note 6.         Fair Value Measurements

The Company defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

•	Level 1—Quoted prices in active markets for identical assets or liabilities;
•

Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following table represents the fair value hierarchy for the Company’s financial instruments measured at fair value on a recurring basis as of December 31, 2022 and 2021:

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$58,242	$-	$-	$58,242
Other liabilities:
Fair value of contingent consideration	$-	$-	$-	$-

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$1,600,663	$-	$-	$1,660,663
Other liabilities:
Fair value of contingent consideration	$-	$-	$930,000	$930,000

The following table reflects the change in fair value of our financial instruments measured at fair value on a recurring basis based on Level 3 inputs:

December 31, 2020	$-
Change in fair value	930,000
December 31, 2021	930,000
Change in fair value	(930,000)
December 31, 2022	$-

Money market funds are highly-liquid investments and are included in cash and cash equivalents on the consolidated balance sheets. The pricing information on these investment instruments is readily available and can be independently validated as of the measurement date. This approach results in the classification of these securities as Level 1 of the fair value hierarchy. See Note 8 for a discussion of the fair value of contingent consideration.

The carrying amounts of financial instruments such as accounts receivable and accounts payable approximate the related fair value due to the short-term maturities of these instruments.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

The following table is a summary of gains and losses on assets measured at fair value on a nonrecurring basis:

	2022	2021
Impairment of long-lived assets
Intangible assets	$3,649,193	$-
Right of use assets	113,722	-
	3,762,915	-
Impairment of goodwill	6,460,168	-
Total	$10,223,083	$-

During the third quarter of 2022, our Gray Matters reporting unit, which is the same as our Blockchain SCM operating segment, experienced delays in receiving approval from its government customer of certain milestone achievements specified in our contract with that customer. This delay, in turn, resulted in a decline in the reporting unit’s estimated future cash flows. Accordingly, we performed an interim goodwill impairment test as of September 30, 2022, prior to our annual impairment test and the estimated fair value of the Gray Matters reporting unit was determined to be lower than its carrying value. In the third quarter of 2022, we recorded a non-cash pre-tax and after-tax charge of $2,254,624 to impair the carrying value of this reporting unit’s goodwill.

For our third quarter 2022 interim goodwill impairment testing, the fair value of the reporting unit was determined using an income approach based on a discounted cash flow (“DCF”) model which requires a complex series of judgments about future events and uncertainties and relies heavily on estimates of expected cash flows, an appropriate discount rate, and a terminal growth rate. Any changes in key assumptions, including failure to grow the revenue and improve the profitability of GMI, or other unanticipated events and circumstances, may affect such estimates. Fair value assessments of the reporting unit are considered a Level 3 measurement due to the significance of unobservable inputs developed using company specific information. The discount rate and terminal growth rate used in our 2022 third quarter interim impairment test for the Gray Matters reporting unit were 22.5% and 3.0%, respectively.

In December 2022, the Company entered into negotiations with the venture capital firm StealthPoint LLC (“SP”) whereby GMI would be spun-off into a stand-alone entity and SP would make a cash investment into the spun-off GMI. In January 2023, SP determined that a spin-off was not acceptable to them and on January 18, 2023 we executed a non-binding letter of intent to sell of the shares of GMI to an affiliate of SP (“Buyer”). While the Company continued to believe in the long-term commercial viability of its Blockchain SCM product, we also believed that GMI would continue to incur losses for a longer period than was originally estimated and would require additional cash investment before it could generate positive cash flow. As of December 31, 2022, we determined that the ongoing discussions with the investor and negotiations of potential value of our Gray Matters reporting unit are considered trigger events for purposes of evaluating the recoverability of that reporting unit and its associated goodwill.

The components of the consideration and methods for valuing them to determine the fair value of the Gray Matters reporting unit are as follows:

Consideration	Amount	Description and Valuation Methodology
Cash, net	$935,000	Cash at closing of $1 million less estimated value of transition services to be provided.
Buyer stock	581,000	Based on estimated post-money valuation of GMI after SP investment, applying a minority interest discount.
Contingent payments	682,000	Annual cash payments, over approximately seven years, up to a total of $4 million, equal to 5% of GMI’s net revenue. Applied a discount rate of 40.8% to projected revenue.
Net working capital	302,000	Carrying value approximates fair value.
Estimated fair value of reporting unit	$2,500,000

As a result of the December 31, 2022 impairment testing of the GMI reporting unit, we recorded a non-cash pre-tax charge for impairment of definite lived intangible assets of $3,649,193, which resulted in a deferred tax benefit of $910,147 and a non-cash pre-tax and after-tax charge of $4,205,544 to impair the remaining balance of goodwill, bringing the total goodwill impairment to $6,460,168 for 2022. We also recorded a non-cash pre-tax impairment charge of right of use assets of $113,722 which resulted in a deferred tax benefit of $16,116.